Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
Changes in the carrying amount of goodwill, for the years ended December 31, 2018 and 2017 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2017	$1,648	$588	$55	$5	$153	$2,449
Impact of foreign exchange	6	5	9	—	3	23
Balance at December 31, 2017	$1,654	$593	$64	$5	$156	$2,472
Impact of foreign exchange and other	(8)	(6)	(2)	—	(3)	(19)
Balance at December 31, 2018	$1,646	$587	$62	$5	$153	$2,453

Schedule of other intangible assets and related accumulated amortization
As of December 31, 2018, and 2017, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		2018			2017
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$320	$207	$113	$328	$199	$129
Patents, concessions and licenses and other	5-25	1,879	1,477	402	1,834	1,444	390
		2,199	1,684	515	2,162	1,643	519
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,472	$1,684	$788	$2,435	$1,643	$792